SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Authorized [Member]
IfrsStatementLineItems [Line Items]
Authorized shares, description	unlimited	unlimited
Issued And Paid [Member]
IfrsStatementLineItems [Line Items]
Authorized shares, description	197,738	183,605